Other liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other Liabilities
NOTE 13. Other Liabilities

Other current liabilities are summarized as follows:

	December 31
	2014	2013
	(Dollars in Millions)
Restructuring reserves	$39	$9
Rent and royalties	24	5
Non-trade payables	24	—
Joint venture payables	22	36
Foreign currency hedges	15	1
Deferred income	14	8
Non-income taxes payable	13	7
Income taxes payable	11	8
Product warranty and recall accruals	11	16
Deferred income taxes	3	43
Other	41	48
	$217	$181

Non-trade payables represent accounts payable that the Company is processing on behalf of the buyer of the Interiors business until underlying contractual supplier agreements are transferred or otherwise modified.

Other non-current liabilities are summarized as follows:

	December 31
	2014	2013
	(Dollars in Millions)
Income tax reserves	$45	$42
Deferred income	20	22
Non-income tax reserves	19	23
Product warranty and recall accruals	10	7
Other	15	10
	$109	$104